Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
REVENUE:
Rental Income	$ 6,650	$ 2,141	$ 11,068	$ 4,151
EXPENSES:
Depreciation and Amortization Expense	2,051	498	3,137	960
General and Administrative Expense	1,702	1,321	2,591	2,328
Stock-Based Compensation	97	6	1,004	13
TOTAL EXPENSES	3,850	1,825	6,732	3,301
INCOME FROM OPERATIONS	2,800	316	4,336	850
OTHER INCOME:
Interest Income	16	2	18	152
TOTAL OTHER INCOME	16	2	18	152
NET INCOME	2,816	318	4,354	1,002
Preferred Stock Dividends	0	(4)	(4)	(8)
Net Income Attributable to Noncontrolling Interests	(78)	0	(155)	0
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ 2,738	$ 314	$ 4,195	$ 994
Net Income Attributable to Common Stockholders Per Share - Basic (in dollars per share)	$ 0.16	$ 0.04	$ 0.31	$ 0.14
Net Income Attributable to Common Stockholders Per Share - Diluted (in dollars per share)	$ 0.16	$ 0.04	$ 0.30	$ 0.14
Weighted Average Shares of Common Stock Outstanding - Basic (in shares)	17,329,964	7,060,250	13,645,990	7,060,250
Weighted Average Shares of Common Stock Outstanding - Diluted (in shares)	17,455,599	7,063,250	13,759,484	7,063,250